REVENUE (Tables)	12 Months Ended
Sep. 30, 2025
Revenue [abstract]
Disclosure of detailed information about revenues
Revenue for the year ended September 30, 2025 and September 30, 2024 is disaggregated as follows:

	YEAR ENDED
	SEPTEMBER 30, 2025	SEPTEMBER 30, 2024
Recreational revenue (Canadian)	$364,790	$230,387
Direct to patient medical and medical wholesale revenue (Canadian)	2,400	1,732
International wholesale	26,336	9,651
Wholesale to licensed producers (Canadian)	9,356	5,310
Other revenue	142	97
Gross revenue	$403,024	$247,177
Excise taxes	(143,841)	(87,336)
Net revenue	$259,183	$159,841